Note 20 - Stock-based Compensation - Summary of Activity for Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding, balance (in shares)	133,792	157,817	117,647
Granted (in shares)	35,966	21,958	63,858
Exercised (in shares)	(23,356)	(33,324)	0
Cancelled (in shares)	0	0	(2,955)
Forfeited (in shares)	(3,224)	(12,659)	(20,733)
Outstanding, balance (in shares)	143,178	133,792	157,817
Weighted average exercise price at end of year (in dollars per share)	$ 22.71	$ 22.28	$ 19.83